WARRANTS (Details Narrative)							1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 11, 2024 shares	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares shares	Oct. 18, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares shares	May 24, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Issue price | $ / shares			$ 0.40	$ 0.30	$ 0.40	$ 0.225		$ 0.20	$ 0.28	$ 0.20
Fair value recognized | $											$ 1,232,253
Warrants issued		1,232,253								167,912
Warrants asset (Note 13.2) | $								$ 1,761,382	$ 4,855,795	$ 1,361,366
Vireo Growth [Member]
IfrsStatementLineItems [Line Items]
Number of shares cancelled	4,500,000
Termination fee | $							$ 800,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Voting shares								10,000,000
Issued pursuant to the Consulting Agreement with Vireo Growth (Note 13.2)								8,500,000
Warrants purchase								8,500,000
Agent Brokered Private Placement Of Special Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						1,127,758
Advisory Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						113,500
Warrants Asset [Member]
IfrsStatementLineItems [Line Items]
Warrants asset (Note 13.2) | $								$ 1,761,382	$ 4,593,844	$ 1,361,366